Sterling Capital Behavioral Large Cap Value Equity Fund
1
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 3.1%
2,350
General Dynamics Corp. .............
$ 519,938
1,000
Lockheed Martin Corp. .............
429,960
949,898
Air Freight & Logistics — 1.3%
2,200
United Parcel Service, Inc., Class B .....
401,588
Airlines — 0.4%
3,750
United Airlines Holdings, Inc.(a) .......
132,825
Automobiles — 1.2%
31,550
Ford Motor Co. ...................
351,152
Banks — 7.9%
4,453
Bank OZK .......................
167,121
1,950
Comerica, Inc. ....................
143,091
5,500
FNB Corp. ......................
59,730
6,100
KeyCorp ........................
105,103
3,200
PNC Financial Services Group, Inc. (The)
504,864
2,000
Popular, Inc. .....................
153,860
3,750
Synovus Financial Corp. .............
135,188
10,150
U.S. Bancorp .....................
467,103
16,900
Wells Fargo & Co. .................
661,973
2,398,033
Biotechnology — 3.1%
3,000
AbbVie, Inc. .....................
459,480
1,700
Vertex Pharmaceuticals, Inc.(a) ........
479,043
938,523
Building Products — 0.8%
2,350
Builders FirstSource, Inc.(a) ..........
126,195
1,600
Owens Corning ...................
118,896
245,091
Capital Markets — 5.7%
7,050
Bank of New York Mellon Corp. (The) ...
294,056
3,950
Blackstone, Inc. ...................
360,358
3,900
Carlyle Group, Inc. (The) ............
123,474
9,100
KKR & Co., Inc. ..................
421,239
1,500
Northern Trust Corp. ...............
144,720
1,600
Raymond James Financial, Inc. ........
143,056
2,350
Stifel Financial Corp. ...............
131,647
4,500
Virtu Financial, Inc., Class A ..........
105,345
1,723,895
Chemicals — 2.1%
1,800
CF Industries Holdings, Inc. ..........
154,314
7,700
Dow, Inc. ........................
397,397
1,900
Olin Corp. .......................
87,932
639,643
Consumer Finance — 1.4%
3,800
Ally Financial, Inc. .................
127,338
1,500
Discover Financial Services ..........
141,870
50
OneMain Holdings, Inc. .............
1,869
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Finance — (continued)
9,300
SLM Corp. ......................
$ 148,242
419,319
Diversified Consumer Services — 0.9%
4,550
H&R Block, Inc. ..................
160,706
1,600
Service Corp. International ...........
110,592
271,298
Diversified Financial Services — 0.5%
3,350
Apollo Global Management, Inc. .......
162,408
Diversified Telecommunication Services — 2.6%
15,707
Verizon Communications, Inc. .........
797,130
Electric Utilities — 2.1%
750
American Electric Power Co., Inc. ......
71,955
7,950
Southern Co. (The) .................
566,914
638,869
Electrical Equipment — 0.4%
4,300
nVent Electric PLC .................
134,719
Electronic Equipment, Instruments &
Components — 0.5%
1,500
Arrow Electronics, Inc.(a) ............
168,135
Equity Real Estate Investment Trusts (REITs)
— 4.0%
7,350
Brixmor Property Group, Inc. .........
148,544
3,150
EPR Properties ...................
147,829
7,300
Realty Income Corp. ...............
498,298
3,350
Simon Property Group, Inc. ..........
317,982
3,000
Spirit Realty Capital, Inc. ............
113,340
1,225,993
Food & Staples Retailing — 1.9%
5,550
Albertsons Cos., Inc., Class A .........
148,296
8,900
Kroger Co. (The) ..................
421,237
569,533
Food Products — 3.5%
5,800
Archer-Daniels-Midland Co. ..........
450,080
4,700
Kraft Heinz Co. (The) ...............
179,258
5,000
Tyson Foods, Inc., Class A ...........
430,300
1,059,638
Gas Utilities — 0.6%
2,650
National Fuel Gas Co. ..............
175,032
Health Care Providers & Services — 8.0%
5,950
Centene Corp.(a) ..................
503,429
1,200
Cigna Corp. ......................
316,224
6,600
CVS Health Corp. .................
611,556
974
Elevance Health, Inc. ...............
470,033
1,574
McKesson Corp. ..................
513,455
2,414,697

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — 0.4%
2,600
Boyd Gaming Corp. ................
$ 129,350
Household Durables — 1.0%
1,750
Lennar Corp., Class A ..............
123,497
49
NVR, Inc.(a) .....................
196,203
319,700
Household Products — 0.5%
1,750
Spectrum Brands Holdings, Inc. .......
143,535
Independent Power and Renewable Electricity
Producers — 0.6%
7,450
Vistra Corp. ......................
170,233
Insurance — 3.7%
2,150
Aflac, Inc. .......................
118,959
6,500
MetLife, Inc. .....................
408,135
4,750
Prudential Financial, Inc. ............
454,480
4,100
Unum Group .....................
139,482
1,121,056
IT Services — 3.2%
2,850
Bread Financial Holdings, Inc. ........
105,621
5,700
Cognizant Technology Solutions Corp.,
Class A .......................
384,693
3,350
International Business Machines Corp. ..
472,987
963,301
Machinery — 1.7%
3,850
Allison Transmission Holdings, Inc. .....
148,033
550
Crane Holdings Co. ................
48,158
1,100
Deere & Co. .....................
329,417
525,608
Media — 5.1%
15,600
Altice USA, Inc., Class A(a) ..........
144,300
17,350
Comcast Corp., Class A .............
680,814
4,050
Fox Corp., Class A .................
130,248
4,250
Fox Corp., Class B .................
126,225
5,450
Interpublic Group of Cos., Inc. (The) ....
150,038
1,144
Nexstar Media Group, Inc., Class A .....
186,335
23,300
Sirius XM Holdings, Inc. ............
142,829
1,560,789
Metals & Mining — 2.3%
11,349
Freeport-McMoRan, Inc. ............
332,072
3,550
Nucor Corp. .....................
370,655
702,727
Multiline Retail — 0.4%
6,350
Macy's, Inc. ......................
116,332
Multi-Utilities — 1.7%
1,950
Consolidated Edison, Inc. ............
185,445
2,150
Sempra Energy ...................
323,080
508,525
Shares Fair Value
COMMON STOCKS — (continued)
Oil, Gas & Consumable Fuels — 8.3%
5,400
ConocoPhillips ...................
$ 484,974
3,450
EOG Resources, Inc. ...............
381,018
9,950
Exxon Mobil Corp. ................
852,118
6,900
Occidental Petroleum Corp. ..........
406,272
1,750
Pioneer Natural Resources Co. ........
390,390
2,514,772
Paper & Forest Products — 0.4%
2,300
Louisiana-Pacific Corp. .............
120,543
Pharmaceuticals — 7.7%
9,300
Bristol-Myers Squibb Co. ............
716,100
7,450
Merck & Co., Inc. .................
679,217
17,750
Pfizer, Inc. .......................
930,632
2,325,949
Professional Services — 0.3%
1,150
Robert Half International, Inc. .........
86,124
Semiconductors & Semiconductor Equipment
— 3.6%
776
Broadcom, Inc. ...................
376,989
950
KLA Corp. ......................
303,126
350
Microchip Technology, Inc. ...........
20,328
3,000
QUALCOMM, Inc. ................
383,220
1,083,663
Specialty Retail — 2.7%
1,200
AutoNation, Inc.(a) ................
134,112
200
AutoZone, Inc.(a) ..................
429,824
200
O'Reilly Automotive, Inc.(a) ..........
126,352
1,200
Penske Automotive Group, Inc. ........
125,628
815,916
Technology Hardware, Storage & Peripherals
— 2.0%
3,450
Dell Technologies, Inc., Class C ........
159,424
13,450
HP, Inc. .........................
440,891
600,315
Tobacco — 1.6%
11,450
Altria Group, Inc. ..................
478,266
Trading Companies & Distributors — 0.3%
3,800
Univar Solutions, Inc.(a) .............
94,506
Total Common Stocks
(Cost $29,837,524) ............... 30,198,629

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 0.3%
81,248
Federated Treasury Obligations Fund,
Institutional Shares, 0.13%(b) .......
$ 81,248
Total Money Market Fund
(Cost $81,248) .................. 81,248
Total Investments — 99.8%
(Cost $29,918,772) ............................ 30,279,877
Net Other Assets (Liabilities) — 0.2% ............... 70,632
NET ASSETS — 100.0% .......................
$ 30,350,509
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)
June 30, 2022 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund ... $ 30,279,877(a) $ — $ — $ 30,279,877
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.